UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (Parenthetical) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
Foreign currency translation adjustments, tax	$ 0	$ 0